MERRILL LYNCH
                                                              SPECIAL VALUE
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              September 30, 1999

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended September 30, 1999, Merrill Lynch Special Value Fund, Inc. modestly underperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were -6.85%, -7.10%, -7.07% and -6.89%, respectively, compared to the total return of -6.32% for the Russell 2000 Index. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

After rallying sharply during the June quarter, small-capitalization stocks relinquished some of their gains during the quarter ended September 30, 1999. Small-capitalization stock valuations, already historically low relative to large-capitalization stock valuations, were held down by continued interest rate concerns. In general, small cap stocks perform poorly when the economy is decelerating. When the yield curve flattens, as it did in August 1999, it indicates that investors expect slower economic growth. Investors are concerned that signs of strength in the US economy will lead the Federal Reserve Board to raise interest rates again in a preemptive strike against inflation. Therefore, small cap stocks are caught between countervailing forces as signs of economic growth, a tightening job market and rising raw materials prices lead to optimism offset by the fear that additional interest rate hikes could curtail any significant expansion.

The decline in the Russell 2000 Index of small cap stocks in the September quarter was approximately equal to the decline in the broader Standard & Poor's 500 (S&P 500) Index over the same period. Declining sectors in the small cap index outpaced advancing sectors by a three-to-one margin during the September quarter. The economically sensitive transportation and materials processing sectors posted double-digit declines, while the technology and energy sectors posted slight advances. The Fund's sector allocation strategy had a negligible impact on performance during the September quarter, as investment results were largely driven by returns on individual stock positions.

Stocks that most benefited the Fund's quarterly investment results included Danka Business Systems PLC and Mentor Corporation. Shares of Danka Business Systems PLC, a distributor of office equipment including copiers and fax machines, soared as the company renegotiated its credit agreements and divested non-core operations. Medical device manufacturer Mentor Corporation also made a positive contribution to Fund results during the September quarter. The company provides implants for breast augmentation and products for urinary incontinence. Mentor's shares appreciated sharply after its bid to acquire Collagen Aesthetics Inc. failed, and the company reported earnings that showed revenue growth and gross margins well ahead of analysts' expectations. We trimmed the Fund's investment in Mentor on stock price strength as the shares approached our upside valuation target.

Stocks that hindered results during the September quarter included some of the same issues that benefited results in the June quarter. Among these, shares of DSP Communications, Inc. were especially weak. DSP Communications designs chipsets used in wireless devices, and the stock gave up some of its earlier gains as talk of a potential takeover subsided and concerns emerged that the company was about to lose a major design contract. Mentor Graphics Corporation, a provider of electronic design automation software, also declined when the company announced an earnings shortfall. We scaled back the Fund's investment in Mentor Graphics following the disappointing results that caused us to adopt a negative investment outlook for the stock.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

As small-capitalization stocks declined in the September quarter, we actively accumulated investments where we believed the long-term earnings prospects were favorable. Stock price declines in our universe of small-capitalization stocks provided numerous opportunities to increase existing positions and to acquire new investments at attractive absolute valuation levels. In general, we sought to reduce the level of portfolio risk by realizing gains in overweighted technology stocks, and by increasing exposure to healthcare and financial services stocks. With the second increase in the discount rate now behind us, and against a backdrop of low valuation levels, small-capitalization stocks may recover somewhat from their recent declines.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager

November 1, 1999

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                           Ten Years/
                                                    3 Month            12 Month         Since Inception
As of September 30, 1999                         Total Return        Total Return        Total Return
=======================================================================================================
ML Special Value Fund, Inc. Class A Shares*         -6.85%             +28.64%              +191.85%
-------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*         -7.10              +27.32               +163.36
-------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*         -7.07              +27.33               + 86.42
-------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*         -6.89              +28.34               + 93.85
-------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                -6.32              +19.07            +182.26/+81.57
=======================================================================================================

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.

** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% current sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                               [GRAPHIC OMITTED]

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $7,043.72 on September 30, 1999.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/99                                +28.64%           +21.89%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                          +14.07            +12.84
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                           +11.31            +10.71
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                 % Return           % Return
                                                Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/99                                +27.32%           +23.32%
--------------------------------------------------------------------------------
Five Years Ended 9/30/99                          +12.90            +12.90
--------------------------------------------------------------------------------
Ten Years Ended 9/30/99                           +10.17            +10.17
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return           % Return
                                                Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/99                                +27.33%           +26.33%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                   +13.43            +13.43
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/99                                +28.34%           +21.60%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/99                                   +14.33            +13.09
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

SCHEDULE OF INVESTMENTS

                             Shares                                                   Value       Percent of
Sector*                       Held                       Stocks                      (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------
Auto & Transportation
------------------------------------------------------------------------------------------------------------
                             526,600    Air Express International Corporation    $   11,947,237         1.3%
                             549,000    Circle International Group, Inc.             11,220,187         1.2
                             240,900   +Forward Air Corporation                       5,600,925         0.6
                              21,000   +Gentex Corporation                              433,781         0.1
                             185,400   +Keystone Automotive Industries Inc.           2,027,812         0.2
                             428,500   +Landair Corporation (c)                       2,571,000         0.3
                             136,500    Meritor Automotive, Inc.                      2,849,437         0.3
                           2,041,700   +Miller Industries, Inc.                       5,742,281         0.6
                                                                                 --------------         ---
                                                                                     42,392,660         4.6
------------------------------------------------------------------------------------------------------------
Consumer Discretionary
------------------------------------------------------------------------------------------------------------
                           2,150,500   +APAC TeleServices, Inc.                       9,005,219         1.0
                               1,317    Adrien Arpel, Inc. (Preferred)                   24,259         0.0
                             273,700   +Ambassadors International, Inc.               3,677,844         0.4
                           1,457,300   +Boise Cascade Office Products Corp.          15,848,137         1.7
                             556,900   +Boron, LePore & Associates, Inc.              3,132,563         0.3
                             589,500   +Buffets, Inc.                                 6,852,937         0.8
                             569,600   +Caribiner International, Inc.                 4,948,400         0.5
                             212,100   +The Cheesecake Factory Incorporated           5,885,775         0.7
                           1,822,700   +Danka Business Systems PLC (ADR)(a)          18,568,756         2.0
                           2,171,750   +HA-LO Industries, Inc.                       13,573,437         1.5
                           1,461,600    Heilig-Meyers Company                         6,942,600         0.8
                             250,900   +ITI Technologies, Inc.                        7,542,681         0.8
                             665,500   +McNaughton Apparel Group Inc.                 5,823,125         0.6
                             158,600   +The Men's Warehouse, Inc.                     3,409,900         0.4
                             999,750   +Metromedia International Group, Inc.          4,123,969         0.4
                             425,800   +Micro Warehouse, Inc.                         5,136,213         0.6
                             711,040   +Midway Games, Inc.                           11,198,880         1.2
                           1,121,700   +Panera Bread Company (Class A)(c)             7,431,263         0.8
                             679,800   +Paxson Communications Corporation             8,327,550         0.9
                             803,200    Pier 1 Imports, Inc.                          5,421,600         0.6
                             625,100   +SITEL Corporation                             2,656,675         0.3
                             729,000   +Safety-Kleen Corp.                            8,793,563         1.0
                             867,300   +Stein Mart, Inc.                              6,179,513         0.7
                             320,300   +Suiza Foods Corporation                      12,011,250         1.3
                             518,300   +Veterinary Centers of America, Inc.           5,928,056         0.7
                             897,300   +WMS Industries Inc.                          10,431,113         1.1
                             100,700   +West TeleServices Corporation                 1,044,763         0.1
                                                                                 --------------        ----
                                                                                    193,920,041        21.2
------------------------------------------------------------------------------------------------------------
Energy
------------------------------------------------------------------------------------------------------------
                             188,400   +Barrett Resources Corporation                 6,959,025         0.7
                             481,000   +Basin Exploration, Inc.                      11,544,000         1.3
                             150,600   +Evergreen Resources, Inc.                     3,623,812         0.4
                             259,722   +Louis Dreyfus Natural Gas Corp.               5,567,790         0.6
                             158,800   +Plains Resources Inc.                         2,838,550         0.3
                             308,391    Plains Resources Inc. (b)                     5,570,312         0.6
                             290,750   +Tom Brown, Inc.                               4,288,562         0.5
                                                                                 --------------        ----
                                                                                     40,392,051         4.4
------------------------------------------------------------------------------------------------------------
Financial Services
------------------------------------------------------------------------------------------------------------
                              85,050    American National Insurance Company           5,698,350         0.6
                             127,300   +BARRA Inc.                                    2,673,300         0.3
                           1,157,200   +Billing Concepts Corp.                        5,786,000         0.6
                             286,300    Brandywine Realty Trust                       4,652,375         0.5

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

                             Shares                                                   Value       Percent of
Sector*                       Held                       Stocks                      (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------
Financial Services (concluded)
------------------------------------------------------------------------------------------------------------
                             196,500    Camden Property Trust                    $    5,280,937         0.6%
                             732,100    Capitol Federal Financial                     7,298,122         0.8
                             647,447    Charter One Financial, Inc.                  14,972,204         1.6
                             110,300    Commerce Bancorp, Inc.                        4,577,450         0.5
                              22,600    Cullen/Frost Bankers, Inc.                      565,000         0.1
                              13,400    Digital Insight Corporation                     201,000         0.0
                             179,600    FelCor Lodging Trust Inc.                     3,143,000         0.4
                             355,300    Frontier Insurance Group, Inc.                3,108,875         0.4
                             123,000    HCC Insurance Holdings, Inc.                  2,067,937         0.2
                             207,500    Investment Technology Group, Inc.             4,772,500         0.5
                              34,900    Jefferies Group, Inc.                           728,537         0.1
                             106,200    Kimco Realty Corporation                      3,796,650         0.4
                             145,000    Meditrust Companies                           1,232,500         0.1
                             171,300    National Data Corporation                     4,453,800         0.5
                             391,000    PXRE Corporation                              5,693,938         0.6
                             433,700    Peoples Heritage Financial Group, Inc.        7,210,263         0.8
                             475,600   +Primark Corporation                          13,524,875         1.5
                             234,100    Roslyn Bancorp, Inc.                          4,184,538         0.5
                             573,200    Scottish Annuity & Life Holdings, Ltd.        5,588,700         0.6
                                                                                 --------------        ----
                                                                                    111,210,851        12.2
------------------------------------------------------------------------------------------------------------
Healthcare
------------------------------------------------------------------------------------------------------------
                           1,445,500   +Caremark Rx, Inc.                             8,130,937         0.9
                             150,900   +Coulter Pharmaceutical, Inc.                  2,103,169         0.2
                             470,500   +Covance Inc.                                  4,557,969         0.5
                              67,400   +DVI, Inc.                                     1,103,675         0.1
                              26,000   +Datascope Corp.                                 913,250         0.1
                             489,800   +EndoSonics Corporation                        4,163,300         0.5
                              35,400   +Gilead Sciences, Inc.                         2,272,237         0.3
                             799,300   +HCIA, Inc. (c)                                8,292,738         0.9
                              91,800   +Incyte Pharmaceuticals, Inc.                  2,122,875         0.2
                             231,800    Mentor Corporation                            6,606,300         0.7
                             610,200   +Nabi                                          3,165,413         0.3
                             129,800   +Neurogen Corporation                          2,157,925         0.2
                             249,800   +Novoste Corporation                           4,457,369         0.5
                             613,600   +Orthodontic Centers of America, Inc.         10,738,000         1.2
                             221,600   +Pharmacopeia, Inc.                            2,409,900         0.3
                             300,850   +Scios Inc.                                    1,109,384         0.1
                             139,500   +Sierra Health Services, Inc.                  1,412,438         0.2
                             298,000   +Sunrise Assisted Living, Inc.                 7,915,625         0.9
                              46,000   +VISX, Incorporated                            3,638,313         0.4
                                                                                 --------------        ----
                                                                                     77,270,817         8.5
------------------------------------------------------------------------------------------------------------
Materials & Processing
------------------------------------------------------------------------------------------------------------
                             477,700    A.M. Castle & Company                         6,030,962         0.7
                             638,277    BHA Group Holdings, Inc. (c)                  6,183,308         0.7
                              79,500    Carpenter Technology Corporation              1,947,750         0.2
                             214,500   +Citation Corporation                          3,646,500         0.4
                             438,900    Commonwealth Industries, Inc.                 5,897,719         0.6
                             191,300   +Giant Cement Holding, Inc.                    4,387,944         0.5
                             209,500    Gibraltar Steel Corporation                   4,412,594         0.5
                             268,200   +Insituform Technologies, Inc. (Class A)       6,705,000         0.7
                             559,200    Intermet Corporation                          4,735,725         0.5
                             151,000    Kaydon Corp.                                  3,756,125         0.4
                             251,500   +Novamerican Steel, Inc.                       2,860,813         0.3


Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

                             Shares                                                   Value       Percent of
Sector*                       Held                       Stocks                      (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------
Materials & Processing (concluded)
------------------------------------------------------------------------------------------------------------
                             592,000   +Paxar Corporation                        $    5,698,000         0.6%
                             195,500    Quanex Corporation                            5,009,688         0.5
                           1,250,581    Ryerson Tull, Inc. (c)                       28,919,686         3.2
                             674,500   +Shiloh Industries, Inc. (c)                   7,419,500         0.8
                             885,200    Watsco, Inc.                                 10,069,150         1.1
                             332,800   +Wolverine Tube, Inc.                          5,158,400         0.6
                             863,610   +Zemex Corporation (c)                         6,099,246         0.7
                                                                                 --------------        ----
                                                                                    118,938,110        13.0
------------------------------------------------------------------------------------------------------------
Miscellaneous
------------------------------------------------------------------------------------------------------------
                           1,609,700    Mercer International, Inc. (c)                5,986,072         0.7
------------------------------------------------------------------------------------------------------------
Producer Durables
------------------------------------------------------------------------------------------------------------
                             194,300    AGCO Corporation                              2,525,900         0.3
                              87,100   +ANTEC Corporation                             4,627,187         0.5
                             250,000   +Allen Telecom Inc.                            2,437,500         0.3
                             752,600    Applied Industrial Technologies, Inc.        13,546,800         1.5
                             606,200   +B.I., Incorporated (c)                        4,849,600         0.5
                             846,900   +Brown & Sharpe Manufacturing Company
                                         (Class A)(c)                                 2,011,387         0.2
                             808,800   +Comdial Corporation (c)                       5,863,800         0.6
                             192,800   +DONCASTERS PLC (ADR)(a)                       2,313,600         0.3
                             517,800   +ESCO Electronics Corporation                  5,760,525         0.6
                             465,900   +Kent Electronics Corporation                  8,619,150         0.9
                             210,800   +Nu Horizons Electronics Corp.                 1,686,400         0.2
                             598,500    Oakwood Homes Corporation                     2,693,250         0.3
                             145,200    The Ryland Group, Inc.                        3,303,300         0.4
                             518,750   +TALX Corporation (c)                          4,150,000         0.5
                             164,630   +Toll Brothers, Inc.                           3,138,259         0.3
                             148,600   +Triumph Group, Inc.                           3,947,188         0.4
                                                                                 --------------        ----
                                                                                     71,473,846         7.8
------------------------------------------------------------------------------------------------------------
Technology
------------------------------------------------------------------------------------------------------------
                              67,000   +ANADIGICS, Inc.                               1,884,375         0.2
                             435,000   +Anixter International, Inc.                  10,113,750         1.1
                             974,500   +Aspen Technology, Inc.                        9,501,375         1.0
                             545,300    Bell Industries, Inc. (c)                     2,385,687         0.3
                             298,300   +Black Box Corporation                        15,660,750         1.7
                             806,150   +C.P. Clare Corporation (c)                    5,139,206         0.6
                             270,000   +Cognos, Inc.                                  7,036,875         0.8
                             279,100   +The DII Group, Inc.                           9,820,831         1.1
                             669,300   +DSP Communications, Inc.                     12,716,700         1.4
                              15,600   +Galileo Corporation                             337,350         0.0
                              85,253   +InterVoice, Inc.                                943,111         0.1
                           1,590,900   +Mentor Graphics Corporation                  13,622,081         1.5
                           1,400,000   +NetManage, Inc.                               2,887,500         0.3
                             537,450   +Phoenix Technologies Ltd.                     6,012,722         0.6
                             593,200   +Planar Systems, Inc. (c)                      3,855,800         0.4
                             148,900   +Rational Software Corporation                 4,359,978         0.5
                             387,900   +Read-Rite Corporation                         1,818,281         0.2
                             591,400   +Sensormatic Electronics Corporation           7,503,388         0.8
                             277,000   +Software Spectrum, Inc. (c)                   4,293,500         0.5
                             474,817   +Sterling Commerce, Inc.                       8,813,791         1.0
                              63,500   +Storage Technology Corporation                1,222,375         0.1

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

                             Shares                                                   Value       Percent of
Sector*                       Held                       Stocks                      (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------
Technology (concluded)
------------------------------------------------------------------------------------------------------------
                             892,400   +Structural Dynamics Research
                                          Corporation                            $   13,413,888         1.5%
                           1,062,700   +Sybase, Inc.                                 12,553,144         1.4
                             602,500    Telxon Corporation                            5,045,938         0.5
                             946,800   +The Vantive Corporation                       8,225,325         0.9
                                                                                   ------------       -----
                                                                                    169,167,721        18.5
------------------------------------------------------------------------------------------------------------
Utilities
------------------------------------------------------------------------------------------------------------
                             569,600   +Applied Digital Access, Inc.                  2,954,800         0.3
------------------------------------------------------------------------------------------------------------
                                        Total Stocks (Cost--$891,394,549)           833,706,969        91.2
------------------------------------------------------------------------------------------------------------
                                        Face
                                       Amount
------------------------------------------------------------------------------------------------------------
Short-Term Securities
------------------------------------------------------------------------------------------------------------
Commercial Paper**       $25,000,000    First Data Corporation, 5.30% due
                                         10/19/1999                                  24,933,750         2.7
                          15,000,000    Ford Motor Credit Company, 5.29% due
                                         10/07/1999                                  14,986,775         1.7
                          15,000,000    Vodafone AirTouch PLC, 5.32% due
                                         10/21/1999                                  14,955,667         1.6
                          27,146,000    General Motors Acceptance Corp., 5.69%
                                         due 10/01/1999                              27,146,000         3.0
                                                                                   ------------       -----
                                                                                     82,022,192         9.0
------------------------------------------------------------------------------------------------------------
US Government             19,910,000    Federal Home Loan Mortgage Corporation,
Agency Obligations**                     5.23% due 10/15/1999                        19,869,505         2.2
------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                         (Cost--$101,891,697)                       101,891,697        11.2
------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$993,286,246)                                              935,598,666       102.4

Liabilities in Excess of Other Assets                                               (21,632,767)       (2.4)
                                                                                   ------------       -----
Net Assets                                                                         $913,965,899       100.0%
                                                                                   ============       =====
------------------------------------------------------------------------------------------------------------

 +    Non-income producing security.
 * Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

----------------------------------------------------------------------------------------------
                                                         Net Share        Net         Dividend
    Sector                  Affiliate                     Activity        Cost         Income
----------------------------------------------------------------------------------------------
Auto &                  Landair Corporation                     --             --           ++
  Transportation
Consumer                Panera Bread Company             1,121,700    $ 7,525,064           ++
  Discretionary           (Class A)
Healthcare              HCIA, Inc.                         (20,200)      (257,550)          ++
Materials &             BHA Group Holdings, Inc.                --             --    $  19,148
  Processing
Materials &             Ryerson Tull, Inc.                 210,700      2,985,772       59,879
  Processing
Materials &             Shiloh Industries, Inc.                 --             --           ++
  Processing
Materials &             Zemex Corporation                  863,610      7,282,851           ++
  Processing
Miscellaneous           Mercer International, Inc.              --             --       80,485
Producer Durables       B.I., Incorporated                      --             --           ++
Producer Durables       Brown & Sharpe Manufacturing            --             --           ++
                          Company (Class A)
Producer Durables       Comdial Corporation                     --             --           ++
Producer Durables       TALX Corporation                        --             --           ++
Technology              Bell Industries, Inc.                   --     (3,108,210)   3,108,210
Technology              C.P. Clare Corporation                  --             --           ++
Technology              Planar Systems, Inc.                69,000        544,812           ++
Technology              Software Spectrum, Inc.                 --             --           ++
----------------------------------------------------------------------------------------------

++    Non-income producing security.

      See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of September 30, 1999

Assets:              Investments, at value (identified cost--$993,286,246) (Note 1a) ....                  $  935,598,666
                     Cash ...............................................................                             720
                     Receivables:
                        Securities sold ................................................. $    2,714,812
                        Capital shares sold .............................................      1,857,726
                        Dividends .......................................................        245,618        4,818,156
                                                                                          --------------
                     Prepaid registration fees and other assets (Note 1e) ...............                          35,610
                                                                                                           --------------
                     Total assets .......................................................                     940,453,152
                                                                                                           --------------
-------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                        Securities purchased ............................................     22,888,634
                        Capital shares redeemed .........................................      2,524,257
                        Distributor (Note 2) ............................................        395,156
                        Investment adviser (Note 2) .....................................        110,588       25,918,635
                                                                                          --------------
                     Accrued expenses and other liabilities .............................                         568,618
                                                                                                           --------------
                     Total liabilities ..................................................                      26,487,253
                                                                                                           --------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .........................................................                  $  913,965,899
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
Consist of:          authorized .........................................................                  $    1,989,454
                     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                     authorized ........................................................                        2,468,506
                     Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                     authorized ........................................................                          282,084
                     Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                     authorized .........................................................                         578,883
                     Paid-in capital in excess of par ...................................                     949,838,801
                     Accumulated investment loss--net ...................................                      (2,758,002)
                     Undistributed realized capital gains on investments--net ...........                      19,253,753
                     Unrealized depreciation on investments--net ........................                     (57,687,580)
                                                                                                           --------------
                     Net assets .........................................................                  $  913,965,899
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $352,604,598 and 19,894,540 shares
                              outstanding ...............................................                  $        17.72
                                                                                                           ==============
                     Class B--Based on net assets of $412,536,304 and 24,685,063 shares
                              outstanding ...............................................                  $        16.71
                                                                                                           ==============
                     Class C--Based on net assets of $46,606,459 and 2,820,836 shares
                              outstanding ...............................................                  $        16.52
                                                                                                           ==============
                     Class D--Based on net assets of $102,218,538 and 5,788,832 shares
                              outstanding ...............................................                  $        17.66
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

Statement of Operations for the Six Months Ended September 30, 1999

Investment           Dividends ..........................................................                  $    2,805,991
Income               Interest and discount earned .......................................                       1,819,642
(Notes 1c & 1d):                                                                                           --------------
                     Total income .......................................................                       4,625,633
                                                                                                           --------------
-------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) .................................. $    3,297,641
                     Account maintenance and distribution fees--Class B (Note 2) ........      2,068,251
                     Transfer agent fees--Class B (Note 2) ..............................        653,158
                     Transfer agent fees--Class A (Note 2) ..............................        467,097
                     Account maintenance and distribution fees--Class C (Note 2) ........        217,317
                     Transfer agent fees--Class D (Note 2) ..............................        142,135
                     Account maintenance fees--Class D (Note 2) .........................        122,956
                     Printing and shareholder reports ...................................         98,927
                     Registration fees (Note 1e) ........................................         74,926
                     Transfer agent fees--Class C (Note 2) ..............................         72,033
                     Professional fees ..................................................         53,348
                     Custodian fees .....................................................         51,497
                     Accounting services (Note 2) .......................................         48,459
                     Directors' fees and expenses .......................................          6,327
                     Pricing fees .......................................................          1,043
                     Other ..............................................................          8,520
                                                                                          --------------
                     Total expenses .....................................................                       7,383,635
                                                                                                           --------------
                     Investment loss--net ...............................................                      (2,758,002)
                                                                                                           --------------
-------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ..................................                      22,668,196
Unrealized Gain      Change in unrealized depreciation on investments--net ..............                     112,288,688
on Investments--Net                                                                                        --------------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations ...............                  $  132,198,882
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

Statements of Changes in Net Assets

                                                                                             For the Six        For the
                                                                                            Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                          Sept. 30, 1999   March 31, 1999
---------------------------------------------------------------------------------------------------------------------------
Operations:          Investment loss--net ................................................  $  (2,758,002)  $   (7,042,111)
                     Realized gain on investments--net ...................................     22,668,196       84,918,600
                     Change in unrealized appreciation/depreciation on investments--net ..    112,288,688     (354,219,652)
                                                                                            -------------   --------------
                     Net increase (decrease) in net assets resulting from operations .....    132,198,882     (276,343,163)
                                                                                            -------------   --------------
---------------------------------------------------------------------------------------------------------------------------
Distributions to     Realized gain on investments--net:
Shareholders            Class A ..........................................................    (31,195,157)     (19,624,603)
(Note 1f):              Class B ..........................................................    (35,406,939)     (31,099,848)
                        Class C ..........................................................     (3,802,949)      (3,623,058)
                        Class D ..........................................................     (8,635,731)      (6,448,638)
                                                                                            -------------   --------------
                     Net decrease in net assets resulting from distributions
                     to shareholders .....................................................    (79,040,776)     (60,796,147)
                                                                                            -------------   --------------
---------------------------------------------------------------------------------------------------------------------------
Capital Share        Net increase (decrease) in net assets derived from capital
Transactions         share transactions ..................................................     84,712,638      (78,669,579)
(Note 4):                                                                                   -------------   --------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets .............................    137,870,744     (415,808,889)
                     Beginning of period .................................................    776,095,155    1,191,904,044
                                                                                            -------------   --------------
                     End of period .......................................................  $ 913,965,899   $  776,095,155
                                                                                            =============   ==============
---------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

Financial Highlights

                                                                                               Class A+
                                                                  ----------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended March 31,
                                                                   Sept. 30,      ------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999          1999       1998        1997       1996
----------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  16.27      $  22.03    $  17.59    $  17.77   $  15.63
Operating                                                          --------      --------    --------    --------   --------
Performance:         Investment income (loss)--net ..............      (.01)         (.02)       (.03)        .06        .24
                     Realized and unrealized gain (loss) on
                     investments--net ...........................      3.20         (4.66)       7.20        3.01       2.72
                                                                   --------      --------    --------    --------   --------
                     Total from investment operations ...........      3.19         (4.68)       7.17        3.07       2.96
                                                                   --------      --------    --------    --------   --------
                     Less dividends and distributions:
                        Investment income--net ..................        --            --          --        (.06)      (.23)
                        Realized gain on investments--net .......     (1.74)        (1.08)      (2.73)      (3.19)      (.59)
                                                                   --------      --------    --------    --------   --------
                     Total dividends and distributions ..........     (1.74)        (1.08)      (2.73)      (3.25)      (.82)
                                                                   --------      --------    --------    --------   --------
                     Net asset value, end of period .............  $  17.72      $  16.27    $  22.03    $  17.59   $  17.77
                                                                   ========      ========    ========    ========   ========

----------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........     18.91%++     (22.17%)     43.18%      17.62%     19.56%
Return:**                                                          ========      ========    ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................      1.11%*        1.08%       1.02%       1.10%      1.12%
Net Assets:                                                        ========      ========    ========    ========   ========
                     Investment income (loss)--net ..............      (.06%)*       (.10%)      (.13%)       .34%      1.43%
                                                                   ========      ========    ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $352,605      $276,957    $396,198    $223,492   $181,297
Data:                                                              ========      ========    ========    ========   ========
                     Portfolio turnover .........................     34.15%        57.82%      67.02%      97.87%     60.37%
                                                                   ========      ========    ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     charges.
                   + Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

Financial Highlights (continued)

                                                                                               Class B+
                                                                  -------------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended March 31,
                                                                   Sept. 30,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999          1999       1998        1997          1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  15.37      $  21.03    $  16.91    $  17.21      $  15.16
Operating                                                          --------      --------    --------    --------      --------
Performance:         Investment income (loss)--net ..............      (.10)         (.20)       (.23)       (.12)          .07
                     Realized and unrealized gain (loss) on
                     investments--net ...........................      3.02         (4.43)       6.90        2.90          2.64
                                                                   --------      --------    --------    --------      --------
                     Total from investment operations ...........      2.92         (4.63)       6.67        2.78          2.71
                                                                   --------      --------    --------    --------      --------
                     Less dividends and distributions:
                        Investment income--net ..................        --            --          --          --          (.07)
                        Realized gain on investments--net .......     (1.58)        (1.03)      (2.55)      (3.08)         (.59)
                                                                   --------      --------    --------    --------      --------
                     Total dividends and distributions ..........     (1.58)        (1.03)      (2.55)      (3.08)         (.66)
                                                                   --------      --------    --------    --------      --------
                     Net asset value, end of period .............  $  16.71      $  15.37    $  21.03    $  16.91      $  17.21
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........     18.29%++     (22.96%)     41.72%      16.44%        18.37%
Return:**                                                          ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................      2.14%*        2.10%       2.05%       2.13%         2.15%
Net Assets:                                                        ========      ========    ========    ========      ========
                     Investment income (loss)--net ..............     (1.09%)*      (1.12%)     (1.16%)      (.68%)         .44%
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $412,536      $378,610    $611,364    $337,716      $310,174
Data:                                                              ========      ========    ========    ========      ========
                     Portfolio turnover .........................     34.15%        57.82%      67.02%      97.87%        60.37%
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     charges.
                   + Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

Financial Highlights (continued)

                                                                                               Class C+
                                                                  -------------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended March 31,
                                                                   Sept. 30,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999          1999       1998        1997          1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $  15.21      $  20.83     $ 16.77     $ 17.10       $ 15.10
Operating                                                          --------      --------     -------     -------       -------
Performance:         Investment income (loss)--net ..............      (.10)         (.20)       (.23)       (.13)          .06
                     Realized and unrealized gain (loss) on
                     investments--net ...........................      2.99         (4.38)       6.84        2.89          2.63
                                                                   --------      --------     -------     -------       -------
                     Total from investment operations ...........      2.89         (4.58)       6.61        2.76          2.69
                                                                   --------      --------     -------     -------       -------
                     Less dividends and distributions:
                        Investment income--net ..................        --            --          --          --          (.10)
                        Realized gain on investments--net .......     (1.58)        (1.04)      (2.55)      (3.09)         (.59)
                                                                   --------      --------     -------     -------       -------
                     Total dividends and distributions ..........     (1.58)        (1.04)      (2.55)      (3.09)         (.69)
                                                                   --------      --------     -------     -------       -------
                     Net asset value, end of period .............  $  16.52      $  15.21     $ 20.83     $ 16.77       $ 17.10
                                                                   ========      ========     =======     =======       =======
-------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........     18.29%++    (22.99%)      41.74%      16.39%        18.34%
Return:**                                                          ========      ========     =======     =======       =======

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................      2.15%*        2.12%       2.06%       2.14%         2.16%
Net Assets:                                                        ========      ========     =======     =======       =======
                     Investment income (loss)--net ..............     (1.11%)*      (1.14%)     (1.17%)      (.70%)         .36%
                                                                   ========      ========     =======     =======       =======
-------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $ 46,606      $ 38,249     $70,159     $31,182       $26,920
Data:                                                              ========      ========     =======     =======       =======
                     Portfolio turnover .........................     34.15%        57.82%      67.02%      97.87%        60.37%
                                                                   ========      ========     =======     =======       =======
-------------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     charges.
                   + Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D+
                                                                  -------------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                For the Year Ended March 31,
                                                                   Sept. 30,      ---------------------------------------------
Increase (Decrease) in Net Asset Value:                               1999          1999       1998        1997          1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ......   $  16.19      $  21.97    $  17.56    $  17.74      $  15.61
Operating                                                          --------      --------    --------    --------      --------
Performance:         Investment income (loss)--net .............       (.03)         (.06)       (.08)        .01           .19
                     Realized and unrealized gain (loss) on
                     investments--net ..........................       3.19         (4.65)       7.18        3.02          2.73
                                                                   --------      --------    --------    --------      --------
                     Total from investment operations ..........       3.06         (4.71)       7.10        3.03          2.92
                                                                   --------      --------    --------    --------      --------
                     Less dividends and distributions:
                        Investment income--net .................         --            --          --        (.04)         (.20)
                        Realized gain on investments--net ......      (1.69)        (1.07)      (2.69)      (3.17)         (.59)
                                                                   --------      --------    --------    --------      --------
                     Total dividends and distributions .........      (1.69)        (1.07)      (2.69)      (3.21)         (.79)
                                                                   --------      --------    --------    --------      --------
                     Net asset value, end of period ............   $  17.66      $  16.19    $  21.97    $  17.56      $  17.74
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ........      18.82%++     (22.37%)     42.80%      17.38%        19.26%
Return:**                                                          ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..................................       1.36%*        1.33%       1.27%       1.35%         1.37%
Net Assets:                                                        ========      ========    ========    ========      ========
                     Investment income (loss)--net .............       (.32%)*       (.35%)      (.39%)      .07%          1.15%
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ..   $102,219      $ 82,279    $114,183    $ 40,173      $ 24,795
Data:                                                              ========      ========    ========    ========      ========
                     Portfolio turnover ........................      34.15%        57.82%      67.02%      97.87%        60.37%
                                                                   ========      ========    ========    ========      ========
-------------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     charges.
                   + Based on average shares outstanding.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Special Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded in the NASDAQ National Market System are valued at the last sale price, or lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (option written) or the last bid price (option purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write put and covered call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters such contracts.

o Foreign currency options and futures--The Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .75% of the Fund's average net assets not exceeding $1 billion,
 .725% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .70% of average daily net assets in excess of $1.5 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                Account            Distribution
                                            Maintenance Fee             Fee
--------------------------------------------------------------------------------
Class B ................................         .25%                  .75%
Class C ................................         .25%                  .75%
Class D ................................         .25%                   --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    MLFD                 MLPF&S
--------------------------------------------------------------------------------
Class A ................................          $    348              $  5,431
Class D ................................          $ 13,690              $187,450
--------------------------------------------------------------------------------

For the six months ended September 30, 1999, MLPF&S received contingent deferred sales charges of $365,621 and $9,568 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $28,782 in commis-sions on the execution of portfolio security transactions for the Fund for the six months ended September 30, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1999 were $275,590,351 and $314,745,429, respectively.

Net realized gains for the six months ended September 30, 1999 and net unrealized losses as of September 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                  Gains               Losses
--------------------------------------------------------------------------------
Long-term investments ..................       $22,668,196         $(57,687,580)
                                               -----------         ------------
Total ..................................       $22,668,196         $(57,687,580)
                                               ===========         ============
--------------------------------------------------------------------------------

As of September 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $57,687,580, of which $118,494,346 related to appreciated securities and $176,181,926 related to depreciated securities. At September 30, 1999, the aggregate cost of investments for Federal income tax purposes was $993,286,246.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $84,712,638 and $(78,669,579) for the six months ended September 30, 1999 and for the year ended March 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended September 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,927,792        $116,058,597
Shares issued to shareholders
in reinvestment of
distributions ..........................          1,569,720          29,808,987
                                                  ---------        ------------
Total issued ...........................          7,497,512         145,867,584
Shares redeemed ........................         (4,623,157)        (83,355,854)
                                                  ---------        ------------
Net increase ...........................          2,874,355        $ 62,511,730
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended March 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          6,897,888        $123,949,228
Shares issued to shareholders
in reinvestment of
distributions ..........................            931,185          18,707,508
                                                  ---------        ------------
Total issued ...........................          7,829,073         142,656,736
Shares redeemed ........................         (8,792,249)       (156,339,942)
                                                  ---------        ------------
Net decrease ...........................           (963,176)       $(13,683,206)
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended September 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,129,967        $ 90,397,078
Shares issued to shareholders
in reinvestment of
distributions ..........................          1,805,305          32,405,224
                                                  ---------        ------------
Total issued ...........................          6,935,272         122,802,302
Automatic conversion
of shares ..............................           (496,974)         (8,671,281)
Shares redeemed ........................         (6,389,238)       (111,434,879)
                                                  ---------        ------------
Net increase ...........................             49,060        $  2,696,142
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended March 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         10,840,643        $191,992,268
Shares issued to shareholders
in reinvestment of
distributions ..........................          1,492,117          28,529,266
                                                 ----------        ------------
Total issued ...........................         12,332,760         220,521,534
Automatic conversion
of shares ..............................           (744,862)        (13,102,293)
Shares redeemed ........................        (16,025,174)       (265,368,498)
                                                 ----------        ------------
Net decrease ...........................         (4,437,276)       $(57,949,257)
                                                 ==========        ============
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1999

--------------------------------------------------------------------------------
Class C Shares
For the Six Months                                                     Dollar
Ended September 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................    1,055,959        $ 18,511,414
Shares issued to shareholders
in reinvestment of
distributions ................................      191,257           3,392,903
                                                  ---------        ------------
Total issued .................................    1,247,216          21,904,317
Shares redeemed ..............................     (941,114)        (16,156,286)
                                                  ---------        ------------
Net increase .................................      306,102        $  5,748,031
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares
For the Year                                                           Dollar
Ended March 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................    1,513,437        $ 27,045,453
Shares issued to shareholders
in reinvestment of
distributions ................................      177,024           3,349,285
                                                  ---------        ------------
Total issued .................................    1,690,461          30,394,738
Shares redeemed ..............................   (2,544,293)        (41,967,996)
                                                  ---------        ------------
Net decrease .................................     (853,832)       $(11,573,258)
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended September 30, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      970,508        $ 18,146,755
Automatic conversion
of shares ....................................      471,009           8,671,281
Shares issued to shareholders
in reinvestment of
distributions ................................      424,046           8,027,187
                                                  ---------        ------------
Total issued .................................    1,865,563          34,845,223
Shares redeemed ..............................   (1,157,368)        (21,088,488)
                                                  ---------        ------------
Net increase .................................      708,195        $ 13,756,735
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended March 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................    2,784,551        $ 52,722,275
Automatic conversion
of shares ....................................      710,009          13,102,293
Shares issued to shareholders
in reinvestment of
distributions ................................      302,895           6,066,990
                                                  ---------        ------------
Total issued .................................    3,797,455          71,891,558
Shares redeemed ..............................   (3,913,165)        (67,355,416)
                                                  ---------        ------------
Net increase (decrease) ......................     (115,710)       $  4,536,142
                                                  =========        ============
--------------------------------------------------------------------------------

PORTFOLIO INFORMATION

As of September 30, 1999

                                                                      Percent of
Top Ten Equity Holdings                                               Net Assets
Ryerson Tull, Inc. .............................................         3.2%
Danka Business Systems PLC (ADR) ...............................         2.0
Boise Cascade Office Products Corp. ............................         1.7
Black Box Corporation ..........................................         1.7
Charter One Financial, Inc. ....................................         1.6
Mentor Graphics Corporation ....................................         1.5
HA-LO Industries, Inc. .........................................         1.5
Applied Industrial Technologies, Inc. ..........................         1.5
Primark Corporation ............................................         1.5
Structural Dynamics Research Corporation .......................         1.5

Sectors Represented                                                   Percent of
in the Portfolio                                                      Net Assets

Consumer Discretionary .........................................        21.2%
Technology .....................................................        18.5
Materials & Processing .........................................        13.0
Financial Services .............................................        12.2
Healthcare .....................................................         8.5
Producer Durables ..............................................         7.8
Auto & Transportation ..........................................         4.6
Energy .........................................................         4.4
Miscellaneous ..................................................         0.7
Utilities ......................................................         0.3

Officers and Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Daniel V. Szemis, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10253--9/99

[RECYCLE LOGO] Printed on post-consumer recycled paper